Assets and liabilities held for sale	6 Months Ended
Sep. 30, 2020
Assets and liabilities held for sale
Assets and liabilities held for sale

5   Assets and liabilities held for sale

Assets and liabilities held for sale at 30 September 2020 comprise:

▪

The Group’s 55% interest in Vodafone Egypt. On 29 January 2020, the Group signed a Memorandum of Understanding (‘MoU’) with Saudi Telecom Company (‘stc’) for the potential sale of Vodafone Egypt. Despite the expiry of the MoU, Vodafone expects to finalise the transaction in the near future; and

▪	A 13.8% interest from our 42.0% stake in Indus Towers. Further details are provided in Note 13.

Assets and liabilities held for sale at 31 March 2020 comprised: (i) a 24.95% interest in Vodafone Hutchison Australia; and (ii) the Group’s  55% interest in Vodafone Egypt.

The relevant assets and liabilities are detailed in the table below.

	30 September	31 March
	2020	2020
	€m	€m
Non-current assets
Goodwill	100	107
Other intangible assets	367	379
Property, plant and equipment	969	916
Investments in associates and joint ventures	299	(412)
Trade and other receivables	12	15
	1,747	1,005

Current assets
Inventory	14	13
Taxation recoverable	3	3
Trade and other receivables	274	313
Cash and cash equivalents	274	273
	565	602
Total assets held for sale	2,312	1,607

Non-current liabilities
Long-term borrowings	52	57
Deferred tax liabilities	83	60
Provisions	3	5
	138	122

Current liabilities
Short-term borrowings	175	150
Taxation liabilities	52	116
Provisions	36	29
Trade and other payables	567	634
	830	929
Total liabilities held for sale	968	1,051